Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Fair Values of Financial Instruments Carried at Amortised Cost	The following tables analyse the fair value of the financial instruments carried at amortised cost at 30 June 2021 and 31 December 2020. It does not include fair value information for financial assets and financial liabilities carried at amortised cost if the carrying amount is a reasonable approximation of fair value. Details of the valuation methodology of the financial assets and financial liabilities carried at amortised cost can be found in Note 40(e) to the Consolidated Financial Statements in the 2020 Annual Report.

	30 June 2021		31 December 2020
		Carrying		Carrying
	Fair value	value	Fair value	value
	£m	£m	£m	£m
Assets
Loans and advances to customers	214,115	211,259	214,730	212,178
Loans and advances to banks	1,585	1,585	2,004	2,004
Reverse repurchase agreements - non trading	18,198	18,197	19,608	19,599
Other financial assets at amortised cost	539	530	1,192	1,163
Assets held for sale(1)	2,493	2,486	—	—
	236,930	234,057	237,534	234,944
Liabilities
Deposits by customers	191,914	191,835	193,211	193,088
Deposits by banks	20,494	20,494	20,982	20,973
Repurchase agreements - non trading	14,088	14,089	15,847	15,848
Debt securities in issue	37,415	36,323	44,930	43,679
Subordinated liabilities	3,080	2,513	3,069	2,556
Liabilities held for sale(1)	3,790	3,790	—	—
	270,781	269,044	278,039	276,144
(1)Assets and liabilities classified as held for sale are measured in accordance with IFRS 9. Any assets and liabilities held for sale which are measured at fair value are included in the fair value table in section (c) below.

Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2021 and 31 December 2020, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2021				31 December 2020
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	1,410	1	1,411	—	2,455	2	2,457	A
	Interest rate contracts	—	1,872	—	1,872	—	2,604	14	2,618	A & C
	Equity and credit contracts	—	94	58	152	—	71	59	130	B & D
	Netting	—	(1,384)	—	(1,384)	—	(1,754)	—	(1,754)
		—	1,992	59	2,051	—	3,376	75	3,451
Other financial assets at FVTPL	Loans and advances to customers	—	448	74	522	—	493	99	592	A
	Debt securities	—	2	105	107	—	3	109	112	A, B & D
	Equity securities	88	—	54	142	83	—	47	130	B
		88	450	233	771	83	496	255	834
Financial assets at FVOCI	Debt securities	6,160	188	—	6,348	8,501	428	—	8,929	D
	Loans and advances to customers	—	—	20	20	—	—	21	21	D
		6,160	188	20	6,368	8,501	428	21	8,950
Assets held for sale(1)		—	143	16	159	—	—	—	—
Total assets at fair value		6,248	2,773	328	9,349	8,584	4,300	351	13,235

Liabilities
Derivative financial instruments	Exchange rate contracts	—	565	—	565	—	846	—	846	A
	Interest rate contracts	—	2,064	2	2,066	—	2,742	3	2,745	A & C
	Equity and credit contracts	—	26	31	57	—	54	29	83	B & D
	Netting	—	(1,384)	—	(1,384)	—	(1,754)	—	(1,754)
		—	1,271	33	1,304	—	1,888	32	1,920
Other financial liabilities at FVTPL	Debt securities in issue	—	666	5	671	—	1,051	6	1,057	A
	Structured deposits	—	347	—	347	—	375	—	375	A
	Collateral and associated financial guarantees	—	3	2	5	—	—	2	2	D
		—	1,016	7	1,023	—	1,426	8	1,434
Liabilities held for sale(1)		—	122	—	122	—	—	—	—
Total liabilities at fair value		—	2,409	40	2,449	—	3,314	40	3,354
(1)Includes assets and liabilities held for sale which are measured at fair value.

Summary of Fair Value Adjustment	The magnitude and types of fair value adjustment are listed in the following table:

	30 June 2021	31 December 2020
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(7)	(8)
- Uncertainty	40	45
- Credit risk adjustment	7	11
- Funding fair value adjustment	2	3
	42	51

Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy
The following table sets out the movements in Level 3 financial instruments in H121 and H120:

	Assets					Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Assets held for sale	Total	Derivatives	Other financial liabilities at FVTPL	Liabilities held for sale	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	75	255	21	—	351	(32)	(8)	—	(40)
Total (losses)/gains recognised:
- Fair value movements	2	—	(1)	—	1	(1)	3	—	2
Transfers to held for sale	—	(16)	—	16	—	—	—	—	—
Netting(1)	—	5	—	—	5	—	(2)	—	(2)
Settlements	(18)	(11)	—	—	(29)	—	—	—	—
At 30 June 2021	59	233	20	16	328	(33)	(7)	—	(40)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	2	—	(1)	—	1	(1)	3	—	2

At 1 January 2020	84	505	56	—	645	(35)	(61)	—	(96)
Total gains/(losses) recognised:
- Fair value movements	(2)	(10)	1	—	(11)	(1)	15	—	14
- Foreign exchange and other movements	—	6	—	—	6	—	2	—	2
Transfers out	—	—	—	—	—	—	28	—	28
Netting(1)	—	(37)	—	—	(37)	—	—	—	—
Additions	—	—	—	—	—	—	(1)	—	(1)
Sales	—	(11)	(19)	—	(30)	—	—	—	—
Settlements	(17)	(110)	(8)	—	(135)	6	1	—	7
At 30 June 2020	65	343	30	—	438	(30)	(16)	—	(46)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(2)	(4)	1	—	(5)	(1)	17	—	16
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19 to the Consolidated Financial Statements in the 2020 Annual Report.